Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Property Plant And Equipment [Abstract]
Land acquired on lease	$ 98	$ 99
Contractual commitments for capital expenditure	$ 223	$ 177